Summary of significant accounting policies - Summary of Revenue Segregated by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Total net revenues	$ 529,735	$ 269,324	$ 211,477
United States of America
Summary of significant accounting policies
Total net revenues	220,605	70,986	28,101
Mainland China
Summary of significant accounting policies
Total net revenues	169,422	68,165	115,526
Ethiopia
Summary of significant accounting policies
Total net revenues	71,594	32,578	1,337
Hong Kong Special Administrative Region
Summary of significant accounting policies
Total net revenues	20,173
Canada
Summary of significant accounting policies
Total net revenues	18,117	6,548	259
Singapore
Summary of significant accounting policies
Total net revenues	12,220	5,249	43
Malaysia
Summary of significant accounting policies
Total net revenues	3,355	10,099	15,326
Ireland
Summary of significant accounting policies
Total net revenues	2,824	2	1
Netherland
Summary of significant accounting policies
Total net revenues	2,508	6,083	2
Georgia
Summary of significant accounting policies
Total net revenues	2,096	2,094
The United Arab Emirates
Summary of significant accounting policies
Total net revenues	1,981	41,450	343
Kazakhstan
Summary of significant accounting policies
Total net revenues	1,639	7,747	24,571
Brazil
Summary of significant accounting policies
Total net revenues	1,093	34	7
Other countries or regions
Summary of significant accounting policies
Total net revenues	$ 2,108	$ 18,289	$ 25,961